STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Aug. 10, 2011	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Aug. 10, 2011		0
Issuance of common stock to founders upon inception date at par value	650	650	0	0
Issuance of common stock to founders upon inception date at par value (in shares)		6,500,000
Issuance of common stock to accredited investors upon inception date at par value	10,000	200	9,800	0
Issuance of common stock to accredited investors upon inception date at par value (in shares)		2,000,000
Issuance of common stock to founders in October 2011 at par value	100	100	0	0
Issuance of common stock to founders in October 2011 at par value (in shares)		1,000,000
Issuance of common stock in October and November 2011 at $0.61 per stock, net of issuance cost	481,490	114	481,376	0
Issuance of common stock in October and November 2011 at $0.61 per stock, net of issuance cost (in shares)		1,140,000
Issuance of common stock in December 2011 at $0.62 per stock, net of issuance cost	86,253	19	86,234	0
Issuance of common stock in December 2011 at $0.62 per stock, net of issuance cost (in shares)		190,000
Net loss	(385,349)	0	0	(385,349)
Balance at Dec. 31, 2011	193,144	1,083	577,410	(385,349)
Balance (in shares) at Dec. 31, 2011		10,830,000
Issuance of common stock in February and March 2012 at $0.63 per stock, net of issuance cost	540,109	113	539,996	0
Issuance of common stock in February and March 2012 at $0.63 per stock, net of issuance cost (in shares)		1,131,000
Issuance of common stock and warrants in August 2012 at $1.00 per unit, net of issuance cost	498,157	50	498,107
Issuance of common stock and warrants in August 2012 at $1.00 per unit, net of issuance cost (in shares)		500,014
Issuance of common stock in September and October 2012 at $1.50 per stock, net of issuance cost	2,384,478	179	2,384,299	0
Issuance of common stock in September and October 2012 at $1.50 per stock, net of issuance cost (in shares)		1,795,009
Cost related to issuance of common stock to service provider	437,499	29	437,470	0
Cost related to issuance of common stock to service provider (in shares)		291,666
Stock-based compensation	564,143	0	564,143	0
Net loss	(5,686,573)	0	0	(5,686,573)
Balance at Dec. 31, 2012	(1,069,043)	1,454	5,001,425	(6,071,922)
Balance (in shares) at Dec. 31, 2012		14,547,689
Issuance of common stock and warrants in February and June 2013 at $ 1.00 per unit, net of issuance cost	996,422	100	996,322	0
Issuance of common stock and warrants in February and June 2013 at $ 1.00 per unit, net of issuance cost (in shares)		1,000,022
Cost related to issuance of common stock to service provider	487,870	20	487,850	0
Cost related to issuance of common stock to service provider (in shares)		208,334
Cost related to issuance of warrants to service provider in March and May 2013	523,500	0	523,500	0
Cost related to issuance of warrants to service provider in March and May 2013 (in shares)		0
Issuance of common stock and warrants in April and May 2013 at $ 2.50 per unit, net of issuance cost (in shares)		4,000,000
Issuance of common stock and warrants in April and May 2013 at $ 2.50 per unit, net of issuance cost	8,985,510	400	8,985,110	0
Exercise of warrants	707,853	30	707,823	0
Exercise of warrants (in shares)		300,771
Exercise of options	15	2	13	0
Exercise of options (in shares)	15,000	15,000
Stock-based compensation	3,213,270	0	3,213,270	0
Net loss	(13,931,778)	0	0	(13,931,778)
Balance at Dec. 31, 2013	$ (86,381)	$ 2,006	$ 19,915,313	$ (20,003,700)
Balance (in shares) at Dec. 31, 2013		20,071,816